Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Temporary equity, balance, shares at Dec. 31, 2021		143,653,545
Temporary equity, balance, value at Dec. 31, 2021		$ 185,013
Balance, shares at Dec. 31, 2021			1,580,651
Balance, value at Dec. 31, 2021	$ (55,602)			$ 567	$ (56,169)
Proceeds from issuance of series A convertible preferred stock		$ 20
Exercise of stock options, shares			68,083
Exercise of stock options, value	332			332
Proceeds received from early exercise of unvested stock options subject to repurchase and recorded as deposit liabilities, net of amounts reclassified from deposit liabilities upon the vesting of early-exercised stock options previously subject to repurchase, shares			(41,549)
Proceeds received from early exercise of unvested stock options subject to repurchase and recorded as deposit liabilities, net of amounts reclassified from deposit liabilities upon the vesting of early-exercised stock options previously subject to repurchase, value	(188)			(188)
Stock-based compensation expense	1,781			1,781
Net loss	$ (59,277)				(59,277)
Temporary equity, balance, shares at Dec. 31, 2022	143,653,545	143,653,545
Temporary equity, balance, value at Dec. 31, 2022		$ 185,033
Balance, shares at Dec. 31, 2022			1,607,185
Balance, value at Dec. 31, 2022	$ (112,954)			2,492	(115,446)
Exercise of stock options, shares			11,916
Exercise of stock options, value	51			51
Amounts reclassified from deposit liabilities upon the vesting of early-exercised stock options previously subject to repurchase, net of proceeds received from early exercise of unvested stock options subject to repurchase and recorded as deposit liabilities, share			19,442
Amounts reclassified from deposit liabilities upon the vesting of early-exercised stock options previously subject to repurchase, net of proceeds received from early exercise of unvested stock options subject to repurchase and recorded as deposit liabilities, value	87			87
Conversion of SAFE Note into common stock in connection with initial public offering, Share			411,815
Conversion of SAFE Note into common stock in connection with initial public offering, net of issuance costs, value	4,417			4,417
Issuance of common stock upon initial public offering and subsequent partial exercise of underwriters' option to purchase additional shares, Shares			10,139,656
Issuance of common stock upon initial public offering and subsequent partial exercise of underwriters' option to purchase additional shares, Value	100,251		$ 1	100,250
Conversion of convertible preferred stock into common stock in connection with initial public offering, shares		(143,653,545)
Conversion of convertible preferred stock into common stock in connection with initial public offering, value		$ (185,033)
Conversion of convertible preferred stock into common stock in connection with initial public offering, share			14,456,364
Conversion of convertible preferred stock into common stock in connection with initial public offering, value	185,034		$ 2	185,032
Stock-based compensation expense	3,043			3,043
Net loss	(66,394)				(66,394)
Balance, shares at Dec. 31, 2023			26,646,378
Balance, value at Dec. 31, 2023	$ 113,535		$ 3	$ 295,372	$ (181,840)